FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Schedule of financial assets investments
The Bank’s securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of December 31, 2024 and 2023:
As of December 31, 2024

Financial assets investments	Measurement methodology			Total carrying value, net
	Fair value through profit or loss	Fair value through other comprehensive income, net	Amortized cost, net
In millions of COP
Securities issued by the Colombian Government(1)	11,644,181	2,683,925	159,323	14,487,429
Securities issued by foreign governments(2)	10,283,450	1,484,546	651,494	12,419,490
Corporate bonds	257,326	639,108	3,612,049	4,508,483
Securities issued by government entities	118,760	-	3,380,491	3,499,251
Securities issued by other financial institutions(3)	731,564	276,837	601,521	1,609,922
Total debt instruments(4)	23,035,281	5,084,416	8,404,878	36,524,575
Total equity securities	537,213	474,097	-	1,011,310
Total other instruments financial(5)	34,385	-	-	34,385
Total financial assets investments	23,606,879	5,558,513	8,404,878	37,570,270
(1)The increase in investments in financial assets measured at fair value through profit or loss is mostly due to the acquisition of Colombian treasury instruments (TES) by Bancolombia S.A.
(2)The increase in investments in financial assets measured at fair value through profit or loss mainly corresponds to securities issued by the United States government by Banagrícola S.A., Banistmo S.A., and Grupo Agromercantil Holding S.A.
(3)Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 142,945. For further information on TIPS’ fair value measurement see Note 30. Fair value of assets and liabilities.
(4)At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 23,236 related to debt instruments at fair value through OCI.
(5)Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Sistema de Inversiones y Negocios, S.A., Banagrícola S.A., Inversiones CFNS S.A.S. and Bancolombia S.A.
As of December 31, 2023

Financial assets investments	Measurement methodology			Total carrying value, net
	Fair value through profit or loss	Fair value through other comprehensive income, net	Amortized cost, net
In millions of COP
Securities issued by foreign governments	6,274,400	2,437,996	537,831	9,250,227
Securities issued by the Colombian Government	4,725,605	2,725,722	68,624	7,519,951
Corporate bonds	237,234	611,153	2,559,336	3,407,723
Securities issued by government entities	84,990	-	3,129,501	3,214,491
Securities issued by other financial institutions(1)	774,178	373,306	552,790	1,700,274
Total debt instruments(2)	12,096,407	6,148,177	6,848,082	25,092,666
Total equity securities	98,853	444,357	-	543,210
Total other instruments financial(3)	38,319	-	-	38,319
Total financial assets investments	12,233,579	6,592,534	6,848,082	25,674,195
(1)Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 84,301. For further information on TIPS’ fair value measurement see Note 30. Fair value of assets and liabilities.
(2)At December 31, 2023, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
(3)Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A.

Schedule of debt instruments portfolio by maturity
The following tables set forth the debt instruments portfolio by maturity:
As of December 31, 2024

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,019,028	6,767,240	1,157,703	2,700,210	11,644,181
Securities issued by foreign governments	7,088,685	1,835,751	651,529	707,485	10,283,450
Securities issued by other financial institutions	192,039	235,209	200,251	104,065	731,564
Securities issued by government entities	33,854	82,536	2,370	-	118,760
Corporate bonds	42,395	28,019	41,022	145,890	257,326
Subtotal	8,376,001	8,948,755	2,052,875	3,657,650	23,035,281
Fair value through other comprehensive income
Securities issued by the Colombian Government	2,648,354	35,571	-	-	2,683,925
Securities issued by foreign governments	169,992	648,246	497,967	168,341	1,484,546
Corporate bonds	-	73,409	60,922	504,777	639,108
Securities issued by other financial institutions	119,479	51,275	49,744	56,339	276,837
Subtotal	2,937,825	808,501	608,633	729,457	5,084,416
Securities at amortized cost
Corporate bonds	56,847	1,086,392	847,742	1,621,068	3,612,049
Securities issued by government entities	3,330,223	-	-	50,268	3,380,491
Securities issued by foreign governments	143,911	162,996	85,772	258,815	651,494
Securities issued by other financial institutions	201,944	44,699	271,793	83,085	601,521
Securities issued by the Colombian Government	-	51,260	46,598	61,465	159,323
Subtotal	3,732,925	1,345,347	1,251,905	2,074,701	8,404,878
Total debt instruments	15,046,751	11,102,603	3,913,413	6,461,808	36,524,575
As of December 31, 2023

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by foreign governments	4,864,121	513,546	283,020	613,713	6,274,400
Securities issued by the Colombian Government	390,307	2,759,392	491,867	1,084,039	4,725,605
Securities issued by other financial institutions	312,749	236,597	89,526	135,306	774,178
Corporate bonds	39,361	40,930	28,624	128,319	237,234
Securities issued by government entities	48,893	33,601	2,496	-	84,990
Subtotal	5,655,431	3,584,066	895,533	1,961,377	12,096,407
Fair value through other comprehensive income
Securities issued by the Colombian Government	2,672,090	53,632	-	-	2,725,722
Securities issued by foreign governments	1,346,171	598,014	355,927	137,884	2,437,996
Corporate bonds	549	-	63,474	547,130	611,153
Securities issued by other financial institutions	149,124	154,659	-	69,523	373,306
Subtotal	4,167,934	806,305	419,401	754,537	6,148,177
Securities at amortized cost
Securities issued by government entities	3,078,744	-	-	50,757	3,129,501
Corporate bonds	229,811	46,925	322,314	1,960,286	2,559,336
Securities issued by other financial institutions	103,414	106,681	46,969	295,726	552,790
Securities issued by foreign governments	188,651	189,744	56,703	102,733	537,831
Securities issued by the Colombian Government	39,046	-	7,350	22,228	68,624
Subtotal	3,639,666	343,350	433,336	2,431,730	6,848,082
Total debt instruments	13,463,031	4,733,721	1,748,270	5,147,644	25,092,666

Schedule of the equity instruments designated at fair value through OCI analyzed by listing status
The following table details the equity instruments designated at fair value through OCI analyzed by listing status:

Equity securities	Carrying amount
	December 31, 2024	December 31, 2023
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	2	2
Equity securities listed in foreign countries	76,795	78,787
Equity securities unlisted:
Telered S.A.	160,761	164,981
Asociación Gremial de Instituciones Financieras Credibanco S.A.	109,011	110,786
Transacciones y Transferencias, S. A.(1)	55,401	17,346
Compañía de Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	18,913	16,333
Cámara de Riesgo Central de Contraparte de Colombia S.A.	17,385	14,998
Derecho Fiduciario Inmobiliaria Cadenalco	4,212	4,449
Others	31,617	36,675
Total equity securities at fair value through OCI	474,097	444,357
(1)The increase is due to the valuation of the company during 2024.

Schedule of the detail of the securities pledged as collateral
The detail of the securities pledged as collateral as of December 31, 2024 and 2023 is as follows:
As of December 31, 2024

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by foreign governments	Up to 3 months	Time deposits	43,424
Securities issued by foreign governments	Between 6 and 12 months	Bonds	26,314
Securities issued by foreign governments	Between 6 and 12 months	Time deposits	109,792
Securities issued by foreign governments	Greater than 12 months	Bonds	48,841
Securities issued by foreign governments	Greater than 12 months	Time deposits	166,849
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	491,472
Securities issued by other financial institutions	Between 3 and 6 months	Time deposits	5,037
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	4,019
Securities issued by other financial institutions	Greater than 12 months	Bonds	1,876
Securities issued by other financial institutions	Greater than 12 months	Time deposits	29,058
Subtotal investments pledged as collateral in money market			926,682
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	68,903
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	414,296
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	200,561
Securities issued by foreign governments	Between 6 and 12 months	Foreign issueds	2,229
Subtotal investments pledged as collateral in derivative operations			685,989
Total securities pledged as collateral			1,612,671
As of December 31, 2023

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by foreign governments	Up to 3 months	Time deposits	120,477
Securities issued by foreign governments	Between 3 and 6 months	Time deposits	94,582
Securities issued by other financial institutions	Up to 3 months	Time deposits	5,443
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	2,179
Securities issued by other financial institutions	Greater than 12 months	Time deposits	25,938
Securities issued by other financial institutions	Greater than 12 months	Bonds	6,687
Corporate bonds	Up to 3 months	Bonds	4,570
Subtotal investments pledged as collateral in money market			259,876
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	39,257
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	7,821
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	1,244,190
Securities issued by foreign governments	Between 3 and 6 months	Foreign issueds	1,875
Subtotal investments pledged as collateral in derivative operations			1,293,143
Total securities pledged as collateral			1,553,019

Schedule of changes in debt securities
The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at fair value through other comprehensive income and amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:
As of December 31, 2024

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Gross carrying amount as at 1 January 2024	12,760,342	205,133	30,784	12,996,259
Transfer from stage 1 to stage 2(1)	(294,440)	294,440	-	-
Transfer from stage 2 to stage 1(2)	12,678	(12,678)	-	-
Sales and maturities	(7,928,390)	(171,505)	-	(8,099,895)
Purchases	7,975,932	129,455	-	8,105,387
Valuation and payments	(125,564)	3,806	984	(120,774)
Foreign Exchange	598,094	5,414	4,809	608,317
Gross carrying amount as at 31 December 2024	12,998,652	454,065	36,577	13,489,294
(1)Stage transfer in corporate bonds by Banistmo S.A., Bancolombia Puerto Rico Internacional Inc and Bancolombia Panamá S.A.
(2)Stage transfer in corporate bonds by Banagrícola S.A.
As of December 31, 2023

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Gross carrying amount as at 1 January 2023	15,973,144	340,891	-	16,314,035
Transfer from stage 1 to stage 3(1)	(30,784)	-	30,784	-
Transfer from stage 2 to stage 1(1)	6,627	(6,627)	-	-
Sales and maturities	(9,792,950)	-	-	(9,792,950)
Purchases	7,701,763	-	-	7,701,763
Valuation and payments	84,609	(66,959)	-	17,650
Foreign Exchange	(1,182,067)	(62,172)	-	(1,244,239)
Gross carrying amount as at 31 December 2023	12,760,342	205,133	30,784	12,996,259
(1)Stage transfer in corporate bonds by Banistmo S.A.

Schedule of provisions for the debt instruments portfolio using the expected credit losses model	The following table shows the impairment detail for the debt instruments portfolio using the expected credit losses model:
As of December 31, 2024

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Securities at amortized cost, net	7,975,158	393,143	36,577	8,404,878
Carrying amount	8,008,567	401,263	53,985	8,463,815
Loss allowance	(33,409)	(8,120)	(17,408)	(58,937)
Securities at fair value through other comprehensive income(1)	5,023,494	60,922	-	5,084,416
Total debt instruments portfolio measure at fair value through OCI and amortized cost	12,998,652	454,065	36,577	13,489,294
(1)Loss allowance of investments at fair value through OCI corresponds to COP (6,513) classified mainly in stage 1 to COP (5,734). The increase in relation to 2023 is due to the acquisition of instruments to COP (2,517) and sales and maturities to COP 1,708.
As of December 31, 2023

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Securities at amortized cost, net	6,612,165	205,133	30,784	6,848,082
Carrying amount	6,642,104	217,046	44,735	6,903,885
Loss allowance	(29,939)	(11,913)	(13,951)	(55,803)
Securities at fair value through other comprehensive income(1)	6,148,177	-	-	6,148,177
Total debt instruments portfolio measure at fair value through OCI and amortized cost	12,760,342	205,133	30,784	12,996,259
(1)Loss allowance of investments at fair value through OCI corresponds to COP (5,562) classified in stage 1.

Schedule of the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income
The following table sets forth the changes in the allowance for debt instruments measured at amortized cost:
As of December 31, 2024

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Loss allowance of January 1, 2024	29,939	11,913	13,951	55,803
Transfer from stage 1 to stage 2(1)	(3,213)	3,213	-	-
Transfer from stage 2 to stage 1(2)	298	(298)	-	-
Sales and maturities	(11,187)	(5,895)	-	(17,082)
New debt instruments purchased(3)	13,296	3,114	-	16,410
Net provisions recognised during the period	1,465	(4,482)	1,214	(1,803)
Foreign Exchange(4)	2,811	555	2,243	5,609
Loss allowance of December 31, 2024	33,409	8,120	17,408	58,937
(1)Stage transfer in corporate bonds by Banistmo S.A., Bancolombia Puerto Rico Internacional Inc y Bancolombia Panamá S.A.
(2)Stage transfer in corporate bonds by Banagrícola S.A.
(3)Impairment is mainly in securities issued by corporate bonds mainly in Banistmo S.A., Bancolombia Panamá S.A. y Bancolombia S.A. and government entities by Bancolombia S.A.
(4)The decrease is due to the variation in the market representative rate during the year 2024.
As of December 31, 2023

Concept	Stage 1	Stage 2	Stage 3	Total
In millions of COP
Loss allowance of January 1, 2023	29,881	35,020	-	64,901
Transfer from stage 1 to stage 3(1)	(13,951)	-	13,951	-
Transfer from stage 2 to stage 1(1)	129	(129)	-	-
Sales and maturities	(9,459)	-	-	(9,459)
New debt instruments purchased(2)	10,497	-	-	10,497
Net provisions recognised during the period(3)	19,030	(17,882)	-	1,148
Foreign Exchange(4)	(6,188)	(5,096)	-	(11,284)
Loss allowance of December 31, 2023	29,939	11,913	13,951	55,803
(1) Stage transfer in corporate bonds by Banistmo S.A.
(2) Impairment is mainly in securities issued by government entities and corporate bonds by Bancolombia S.A. and Banistmo S.A.
(3)The increase in stage 1 is mostly due to a higher value of impairment loss in corporate bonds by Banistmo S.A. and provision recovery in stage 2 is mostly in securities issued by foreign governments by Banagrícola S.A.
(4)The decrease is due to the variation in the market representative rate during the year 2023.

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2022	17,690	6,989	24,679
Transfer from stage 1 to stage 2(1)	(3,808)	3,808	-
Transfer from stage 2 to stage 1(2)	526	(526)	-
Change in measure(3)	(213)	-	(213)
Sales and maturities	(6,097)	(1,170)	(7,267)
New debt instruments purchased	16,104	28,795	44,899
Net provisions recognised during the period	3,482	(4,088)	(606)
Foreign Exchange	2,197	1,212	3,409
Loss allowance of December 31, 2022	29,881	35,020	64,901
(1) Stage transfer in corporate bonds by Banistmo S.A. and Banagrícola S.A.
(2) Stage transfer in securities issued by the Guatemalan government and corporate bonds by Bancolombia Panamá S.A. and Bancolombia Puerto Rico Internacional, Inc.
(3) Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.

Schedule of the carrying values of bank's derivatives by type of risk
The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2024 and 2023:

Derivatives	December 31, 2024	December 31, 2023
In millions of COP
Forwards
Assets
Foreign exchange contracts	1,084,830	4,381,906
Equity contracts	51,645	3,015
Subtotal assets	1,136,475	4,384,921
Liabilities
Foreign exchange contracts	972,295	4,526,353
Equity contracts	1,367	10,481
Subtotal liabilities	973,662	4,536,834
Total forwards(1)	162,813	(151,913)
Swaps
Assets

Derivatives	December 31, 2024	December 31, 2023
In millions of COP
Foreign exchange contracts	1,463,256	1,304,337
Interest rate contracts	236,033	352,424
Subtotal assets	1,699,289	1,656,761
Liabilities
Foreign exchange contracts	1,332,431	1,491,086
Interest rate contracts	291,068	449,857
Subtotal liabilities	1,623,499	1,940,943
Total swaps	75,790	(284,182)
Options
Assets
Foreign exchange contracts	102,378	210,588
Subtotal assets	102,378	210,588
Liabilities
Foreign exchange contracts	82,482	232,587
Subtotal liabilities	82,482	232,587
Total options	19,896	(21,999)
Derivative assets	2,938,142	6,252,270
Derivative liabilities	2,679,643	6,710,364
(1)At December 31, 2024, mainly at Bancolombia, there is a decrease in both the active and passive forwards contracts compared to those in effect as December 31, 2023. Out of a total of 14,105 operations, 13,741 have matured as December 31, 2024.

Schedule of the remaining contractual life of the derivatives portfolio
The following table sets forth the remaining contractual life of the derivatives portfolio:
As of December 31, 2024

	Forwards	Swaps	Options	Total
In millions of COP
Assets	1,136,475	1,699,289	102,378	2,938,142
Less than 1 year	1,105,226	440,817	96,891	1,642,934
Between 1 and 3 years	31,249	651,770	5,487	688,506
Greater than 3 years	-	606,702	-	606,702
Liabilities	973,662	1,623,499	82,482	2,679,643
Less than 1 year	943,804	376,346	76,537	1,396,687
Between 1 and 3 years	29,858	604,473	5,945	640,276
Greater than 3 years	-	642,680	-	642,680
As of December 31, 2023

	Forwards	Swaps	Options	Total
In millions of COP
Assets	4,384,921	1,656,761	210,588	6,252,270
Less than 1 year	4,235,981	642,305	135,559	5,013,845
Between 1 and 3 years	147,826	517,314	75,029	740,169
Greater than 3 years	1,114	497,142	-	498,256
Liabilities	4,536,834	1,940,943	232,587	6,710,364

	Forwards	Swaps	Options	Total
In millions of COP
Less than 1 year	4,419,918	419,251	152,285	4,991,454
Between 1 and 3 years	116,916	979,130	80,302	1,176,348
Greater than 3 years	-	542,562	-	542,562

Schedule of collateral for derivatives
The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
In millions of COP
Collateral granted	1,157,880	2,326,977
Collateral received	378,767	795,628

Schedule of unrecognised gains or (losses) for derivatives trading at the initial moment
The table below presents the unrecognized gains or (losses) for derivatives trading at the initial moment, due to use of valuation techniques for which not all inputs were observable market data:
As of December 31, 2024

	Forward	Swaps	Options	Total
In millions of COP
Balance at January 1, 2024	36,289	(13,630)	63,068	85,727
New trades	702,001	(978)	117,125	818,148
Amortization	(687,024)	(8,767)	(130,767)	(826,558)
Early cancellations and level transfers	(8,292)	168	(12,989)	(21,113)
Balance at December 31, 2024	42,974	(23,207)	36,437	56,204
As of December 31, 2023

	Forward	Swaps	Options	Total
In millions of COP
Balance at January 1, 2023	61,724	16,580	39,714	118,018
New trades	1,159,069	(26,905)	195,456	1,327,620
Amortization	(1,176,173)	4,166	(148,299)	(1,320,306)

	Forward	Swaps	Options	Total
Early cancellations and level transfers	(8,331)	(7,471)	(23,803)	(39,605)
Balance at December 31, 2023	36,289	(13,630)	63,068	85,727

Schedule of derivative instruments subject to enforceable master netting agreements and other similar agreements
The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2024 and 2023 by derivative and by risk:
As of December 31, 2024

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Forwards	1,084,830	972,295
Swaps	1,463,256	1,332,431
Options	102,378	82,482
Interest rate contracts
Swaps	236,033	291,068
Equity contracts
Forwards	51,645	1,367
Gross derivative assets/liabilities	2,938,142	2,679,643
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	2,938,142	2,679,643
Master netting agreements	(2,540,752)	(2,679,643)
Collateral received/paid	(378,767)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	18,623	-
As of December 31, 2023

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Forwards	4,381,906	4,526,353
Swaps	1,304,337	1,491,086
Options	210,588	232,587
Interest rate contracts
Swaps	352,424	449,857

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Equity contracts
Forwards	3,015	10,481
Gross derivative assets/liabilities	6,252,270	6,710,364
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	6,252,270	6,710,364
Master netting agreements	(6,215,727)	(5,548,746)
Collateral received/paid	(36,543)	(1,161,618)
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
As of December 31, 2024, on the Consolidated Statement of Financial Position, Bancolombia held the following instruments to hedge exposures to changes in foreign currency and interest rates which have a maturity of less than one year:

As of December 31, 2024

	Maturity	Total
	Less than 1 year
In millions of COP (Except average rate)
Foreign currency risk
Forward exchange contracts
Notional amount of hedging instruments	6,614	6,614
Average rate of hedging instruments (COP/USD)	4,496
Interest rate risk
Interest rate swaps
Notional amount of hedging instruments	188,000	188,000
Average fixed interest rate	8.63%

Disclosure of detailed information about hedging instruments
The impacts of the hedging instrument on the Consolidated Statement of Financial Position as of December 31, 2024, are as follows:

As of December 31, 2024

	Notional amount	Carrying amount		Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period
		Assets	Liabilities
In millions of COP
Foreign currency risk
Forward exchange contracts(1)	6,614	-	-	Derivative financial instruments	(65)
Interest rate risk
Interest rate swaps(1)	188,000	-	-	Derivative financial instruments	281
(1) The net balance between the rights and obligations of derivatives negotiated through risk chambers (or novated therein) is zero, given their daily clearing and settlement.

The impacts of hedged items on the Consolidated Statement of Financial Position as of December 31, 2024, are as follows:

As of December 31, 2024

	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve (OCI)	Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied
In millions of COP
Foreign currency risk
Forecast transactions	65	(65)	-
Interest rate risk
Deposits	(298)	281	-

The effects of the cash flow hedge in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income as of December 31, 2024, are as follows:

As of December 31, 2024

	Total hedging gain/(loss) recognised in OCI	Ineffectiveness recognised in profit or loss	Line item in the Consolidated Statement of Income that includes the recognised hedge ineffectiveness	Amount reclassified from OCI to profit or loss	Line item in the Consolidated Statement of Income that includes the the reclassification adjustment
In millions of COP
Foreign currency risk
Forecast transactions	(65)	-	Other operating income	-	Other administrative and general expenses
Interest rate risk
Deposits	416	-	Other operating income	(135)	Interest expense

Set out below is the reconciliation of each component of equity and the analysis of Other Comprehensive Income as of December 31, 2024:

As of December 31, 2024

	Foreign currency risk	Interest rate risk	Total
In millions of COP
As of January 1, 2024			-
Total hedging (loss)/gain recognized in OCI	(65)	416	351
Amount reclassified to profit or loss	-	(135)	(135)
Amount included in the cost of non-financial items	-	-	-
Total cash flow hedging	(65)	281	216
Income tax			(87)
As of December 31, 2024			129
The impacts of the hedging instrument on the Consolidated Statement of Financial Position as of December 31, 2024, is as follows:

As of December 31, 2024

	Notional amount	Carrying amount		Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period
		Assets	Liabilities
In millions of COP
Interest rate risk
Interest rate swaps(1)	134,000	-	-	Derivative financial instruments	(1,044)
(1) The net balance between the rights and obligations of derivatives negotiated through risk chambers (or novated therein) is zero, given their daily clearing and settlement. The instrument has a maturity of 1 to 3 years at an average fixed interest rate of 8.22%, for further details on maturity, see Note 15 Deposits by customers.

The impacts of hedged items on the Consolidated Statement of Financial Position as of December 31, 2024, is as follows:

As of December 31, 2024

	Carrying amount	Accumulated fair value adjustments	Line item in the Consolidated Statement of Financial Position	Change in fair value used for measuring ineffectiveness for the period	Accumulated amount of fair value hedge adjustments remaining in the Statement of Financial Position for any hedged items that have ceased to be adjusted for hedging gains and losses
In millions of COP
Interest rate risk
Deposits	128,454	(963)	Deposits by customers	963	-
The effects of the cash flow hedge in the Consolidated Statement of Income and Consolidated Statement of Comprehensive Income as of December 31, 2024, is as follows:

As of December 31, 2024

	Ineffectiveness recognised in profit or loss	Line item in the Consolidated Statement of Income that includes the recognised hedge ineffectiveness
In millions of COP
Interest rate risk
Deposits	(81)	Other operating income

Schedule of hedging instruments of net foreign investment
The following is the detail of the hedging of a net asset in a foreign operation:

Hedges of a net asset in a foreign operation	December 31, 2024	December 31, 2023
In thousands of USD
Hedged(1)	884,544	1,592,034
Non hedged	1,723,889	1,004,000
Total net asset in a foreign operation	2,608,433	2,596,034
(1) Bancolombia discontinued the coverage relationship corresponding to financing with correspondent banks in March 2024 for USD200,000 and a portion corresponds to debt securities issued for USD1,036,695. The accumulated effects of the exchange difference previously recognized are maintained in other comprehensive income. On the debt securities issued in June maturing in 2034, Bancolombia designated USD529,205 as hedge.
As of December 31, 2024

Debt securities issued designated as a hedging instrument
In thousands of USD
Opening date	Expiration date	Rate	Principal balance	Designated capital as a hedged instrument
18/10/2017	18/10/2027	7.03%	461,707	355,339
18/12/2019	18/12/2029	4.68%	800,000	529,205
Total debt securities issued			1,261,707	884,544
As of December 31, 2023

Debt securities issued designated as a hedging instrument
In thousands of USD
Opening date	Expiration date	Rate	Principal balance	Designated capital as a hedged instrument
18/10/2017	18/10/2027	7.03%	750,000	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	482,034	482,034
Total debt securities issued			1,782,034	1,392,034
Financing with correspondent banks designated as a hedging instrument
31/03/2022	17/03/2025	6.06%	150,000	150,000
07/09/2022	05/09/2025	6.36%	50,000	50,000
Total financing with correspondent banks			200,000	200,000
Total			1,982,034	1,592,034